Restricted cash (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Restricted cash
Restricted cash	$ 679,609	¥ 4,434,448,000	¥ 2,940,859,000